Securities (Summary of Debt Securities by Risk Rating) (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of Financial Assets [Abstract]
Debt securities backed by government guaranteed loans	$ 93	$ 94